Federated Kaufmann Fund

A Portfolio of Federated Equity Funds

CLASS A (TICKER KAUAX)
CLASS B (TICKER KAUBX)
CLASS C (TICKER KAUCX)
CLASS R (TICKER KAUFX)

SUPPLEMENT TO SUMMARY PROSPECTUSES DATED DECEMBER 31, 2011

Effective as of June 30, 2012, please make the following change.

Under the heading entitled “Fund Summary Information,” in the Fund Management sub-section please delete the biographical information for Jonathan E. Gold in its entirety and replace it with the following:

“Tom M. Brakel, Senior Portfolio Manager, has been the Fund's portfolio manager since July 2012.”

June 27, 2012

Federated Kaufmann Fund

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q451232 (6/12)